Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Registrant Name	ICTS INTERNATIONAL N.V.
Entity Central Index Key	0001010134
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer	No
Is Entity's Reporting Status Current	No
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,433,333
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Interactive Data Current	Yes
Entity Incorporation, State or Country Code	P7
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	Walaardt Sacréstraat 425-5
Document Accounting Standard	U.S. GAAP
Document Registration Statement	false
Entity Address, Postal Zip Code	1117 BM
Entity Address, City or Town	Schiphol-Oost
Entity Address, Country	NL
Entity File Number	0-28542
Auditor Firm ID	199
Auditor Location	New York, New York
Auditor Name	Mayer Hoffman McCann CPAs
Business Contact [Member]
Entity Address, Address Line One	Walaardt Sacréstraat 425-5
Contact Personnel Name	Alon Raich
Entity Address, Postal Zip Code	1117 BM
Entity Address, City or Town	Schiphol-Oost
Entity Address, Country	NL
Local Phone Number	20-3471077
Contact Personnel Email Address	alon@ictsintl.com
City Area Code	31